Discontinued UK and Europe operations held for distribution - Financial Position (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets
Goodwill		£ 510
Deferred acquisition costs and other intangible assets		12,659
Property, plant and equipment		785	[1]	£ 378
Reinsurers' share of insurance contract liabilities		10,151
Deferred tax assets		2,762
Current tax recoverable		371
Accrued investment income		1,332
Other debtors		2,011
Investment properties		11
Investment in joint ventures and associates accounted for using the equity method		1,030
Loans		12,513		12,443
Equity securities and portfolio holdings in unit trusts	[2]	183,670
Debt securities		99,675	[2]	89,400
Derivative assets		1,222
Other investments	[2]	958
Deposits		1,491
Cash and cash equivalents		5,208			£ 5,030
Total assets		554,683
Total equity		19,695		17,267	15,890	£ 16,094
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		285,168
Unallocated surplus of with-profits funds		2,944
Operational borrowings attributable to shareholder-financed businesses	[1]	1,664
Borrowings attributable to with-profits businesses	[1]	238
Obligations under funding, securities lending and sale and repurchase agreements		6,756
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,482
Deferred tax liabilities		3,701
Current tax liabilities		319
Accruals, deferred income and other liabilities		10,597
Provisions		254
Derivative liabilities		1,037
Total liabilities		534,988
Total equity and liabilities		554,683
With-profits
Assets
Deferred acquisition costs and other intangible assets		58		56
UK & Europe Operations (M&G Prudential)
Assets
Goodwill		1,355		1,359
Deferred acquisition costs and other intangible assets		174		195
Property, plant and equipment		1,433		1,031
Reinsurers' share of insurance contract liabilities		2,690		2,812
Deferred tax assets		118		126
Current tax recoverable		279		244
Accrued investment income		1,445		1,511
Other debtors		3,429		4,189
Investment properties		18,634		17,914
Investment in joint ventures and associates accounted for using the equity method		605		742
Loans		5,535		5,567
Equity securities and portfolio holdings in unit trusts		59,653		53,810
Debt securities		85,174		85,956
Derivative assets		2,883		2,513
Other investments		6,133		5,585
Deposits		16,792		10,320
Assets held for sale		10,170		10,578
Cash and cash equivalents		4,624		4,749
Total assets		221,126		209,201
Total equity		8,280		8,700
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		159,604		151,555	154,655	167,589
Unallocated surplus of with-profits funds		15,116		13,334	13,517	13,477
Operational borrowings attributable to shareholder-financed businesses		456		106
Borrowings attributable to with-profits businesses		3,580		3,921
Obligations under funding, securities lending and sale and repurchase agreements		1,054		1,224
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		8,512		9,013
Deferred tax liabilities		1,187		1,061
Current tax liabilities		395		326
Accruals, deferred income and other liabilities		9,517		6,442
Provisions		584		743
Derivative liabilities		2,677		2,208
Liabilities held for sale		10,164		10,568
Total liabilities		212,846		200,501
Total equity and liabilities		221,126		209,201
UK & Europe Operations (M&G Prudential) | With-profits
Assets
Deferred acquisition costs and other intangible assets				83
Loans		3,756		3,853
Debt securities		54,796		53,798
UK & Europe Operations (M&G Prudential) | Unit-linked
Assets
Debt securities		8,727		10,512
UK & Europe Operations (M&G Prudential) | UK and Europe with-profits | With-profits
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		118,148		110,795	112,339	111,222
Unallocated surplus of with-profits funds		15,116		13,334	13,517	13,477
UK & Europe Operations (M&G Prudential) | UK and Europe other funds and subsidiaries | Unit-linked
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		21,172		20,717	22,198	23,145
UK & Europe Operations (M&G Prudential) | UK and Europe other funds and subsidiaries | Annuity and other
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		20,284		20,043	£ 20,118	£ 33,222
UK & Europe Operations (M&G Prudential) | Operating segments
Assets
Total assets		221,126
Total equity		8,280
Liabilities
Total liabilities		212,846
Total equity and liabilities		221,126
UK & Europe Operations (M&G Prudential) | Elimination of intra-segment amounts
Assets
Other debtors		(151)
Total assets		(151)
Liabilities
Accruals, deferred income and other liabilities		(151)
Total liabilities		(151)
Total equity and liabilities		(151)
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments
Assets
Goodwill		202
Deferred acquisition costs and other intangible assets		157
Property, plant and equipment		1,063
Reinsurers' share of insurance contract liabilities		2,690
Deferred tax assets		101
Current tax recoverable		272
Accrued investment income		1,435
Other debtors		3,104
Investment properties		18,634
Investment in joint ventures and associates accounted for using the equity method		566
Loans		5,535
Equity securities and portfolio holdings in unit trusts		59,437
Debt securities		85,137
Derivative assets		2,883
Other investments		6,115
Deposits		16,792
Assets held for sale		10,170
Cash and cash equivalents		4,272
Total assets		218,565
Total equity		6,287
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		159,604
Unallocated surplus of with-profits funds		15,116
Operational borrowings attributable to shareholder-financed businesses		160
Borrowings attributable to with-profits businesses		3,580
Obligations under funding, securities lending and sale and repurchase agreements		1,054
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		8,493
Deferred tax liabilities		1,158
Current tax liabilities		361
Accruals, deferred income and other liabilities		9,517
Provisions		394
Derivative liabilities		2,677
Liabilities held for sale		10,164
Total liabilities		212,278
Total equity and liabilities		218,565
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments | UK and Europe with-profits | With-profits
Assets
Goodwill		202
Deferred acquisition costs and other intangible assets		47
Property, plant and equipment		997
Reinsurers' share of insurance contract liabilities		1,136
Deferred tax assets		58
Current tax recoverable		215
Accrued investment income		1,056
Other debtors		2,105
Investment properties		16,406
Investment in joint ventures and associates accounted for using the equity method		566
Loans		3,756
Equity securities and portfolio holdings in unit trusts		45,743
Debt securities		54,796
Derivative assets		2,354
Other investments		6,105
Deposits		13,422
Assets held for sale		6
Cash and cash equivalents		3,311
Total assets		152,281
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		118,148
Unallocated surplus of with-profits funds		15,116
Borrowings attributable to with-profits businesses		3,580
Obligations under funding, securities lending and sale and repurchase agreements		846
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		4,827
Deferred tax liabilities		995
Current tax liabilities		293
Accruals, deferred income and other liabilities		6,988
Provisions		21
Derivative liabilities		1,467
Total liabilities		152,281
Total equity and liabilities		152,281
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments | Scottish Amicable Insurance Fund | With-profits
Assets
Total assets		4,887		4,844
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments | PAC with-profits fund | With-profits
Liabilities
Non-profits annuities liabilities		9,600		£ 9,500
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments | UK and Europe other funds and subsidiaries | Unit-linked
Assets
Reinsurers' share of insurance contract liabilities		119
Accrued investment income		89
Other debtors		773
Investment properties		580
Equity securities and portfolio holdings in unit trusts		13,678
Debt securities		8,727
Derivative assets		2
Other investments		9
Deposits		1,235
Cash and cash equivalents		169
Total assets		25,381
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		21,172
Operational borrowings attributable to shareholder-financed businesses		4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,659
Current tax liabilities		36
Accruals, deferred income and other liabilities		498
Derivative liabilities		12
Total liabilities		25,381
Total equity and liabilities		25,381
UK & Europe Operations (M&G Prudential) | UK and Europe insurance operations | Operations within segments | UK and Europe other funds and subsidiaries | Annuity and other
Assets
Deferred acquisition costs and other intangible assets		110
Property, plant and equipment		66
Reinsurers' share of insurance contract liabilities		1,435
Deferred tax assets		43
Current tax recoverable		57
Accrued investment income		290
Other debtors		226
Investment properties		1,648
Loans		1,779
Equity securities and portfolio holdings in unit trusts		16
Debt securities		21,614
Derivative assets		527
Other investments		1
Deposits		2,135
Assets held for sale		10,164
Cash and cash equivalents		792
Total assets		40,903
Total equity		6,287
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		20,284
Operational borrowings attributable to shareholder-financed businesses		156
Obligations under funding, securities lending and sale and repurchase agreements		208
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		7
Deferred tax liabilities		163
Current tax liabilities		32
Accruals, deferred income and other liabilities		2,031
Provisions		373
Derivative liabilities		1,198
Liabilities held for sale		10,164
Total liabilities		34,616
Total equity and liabilities		40,903
UK & Europe Operations (M&G Prudential) | UK and Europe asset management | Operations within segments
Assets
Goodwill		1,153
Deferred acquisition costs and other intangible assets		17
Property, plant and equipment		370
Deferred tax assets		17
Current tax recoverable		7
Accrued investment income		10
Other debtors		476
Investment in joint ventures and associates accounted for using the equity method		39
Equity securities and portfolio holdings in unit trusts		216
Debt securities		37
Other investments		18
Cash and cash equivalents		352
Total assets		2,712
Total equity		1,993
Liabilities
Operational borrowings attributable to shareholder-financed businesses		296
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		19
Deferred tax liabilities		29
Current tax liabilities		34
Accruals, deferred income and other liabilities		151
Provisions		190
Total liabilities		719
Total equity and liabilities		£ 2,712

[1]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.
[2]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).